Annual Notice of Securities Sold Pursuant to Rule 24F-2

                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.
                         Please print or type.

   1.   Name and address of issuer:

        Flag Investors Real Estate Securities Fund, Inc.
        One South Street
        Baltimore, MD 21202

   ________________________________________________________________

   2. Name of each series or class of funds for which this notice is filed:

        Flag Investors Class A
        Flag Investors Class B

   ________________________________________________________________

   3.   Investment Company Act File Number:  811-8500

        Securities Act File Number:  33-78648

   ________________________________________________________________

   4.   Last day of fiscal year for which this notice is filed:

        December 31, 1996
   ________________________________________________________________

   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

        N/A
                                                                 [ ]
   ________________________________________________________________
   6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

        N/A
   ________________________________________________________________


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   7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        None
   ________________________________________________________________

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        None
   ________________________________________________________________

   9. Number and aggregate sale price of securities sold during the fiscal year:

        1,010,578 shares @ $ 12,092,429.37  (See Schedule A
        attached)
   ________________________________________________________________

   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        1,010,578 shares @ $ 12,092,429.37  (See Schedule A
        attached)
   ________________________________________________________________

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        Included in Item 9 above.
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   12.  Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                  $  12,092,429.37
                                                  __________________
        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                  +           --
                                                  __________________
        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -      1,349,523
                                                  __________________
        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                  +       --
                                                  __________________
        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line
             (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                                  $  10,742,906.37
                                                  __________________
        (vi) Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                  x        1/3,300
                                                  __________________
        (vii)     Fee due {line (i) or line (v) multiplied by line
                  (vi)}:


                                                $         3,255.43
                                                ====================
   Instruction:   Issuers should complete lines (ii), (iii), (iv),
                  and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                  See Instruction C.3.














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   13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                            [X]


        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


        February 12, 1997


                              SIGNATURES

   This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

   By (Signature and Title)*     /s/ Joseph A. Finelli
                                 Joseph A. Finelli, Treasurer



   Date   February 19, 1997

        * Please print the name and title of the signing officer below the signature.


























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           FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.

                              SCHEDULE A



                                                                    VALUE OF                       AGGREGATE
                       SHARES      AGGREGATE             DRP       DRP SHARES      SHARES          REDEMPTION
      CLASS             SOLD       SALES PRICE          SHARES                    REDEEMED            PRICE

      Flag A           807,325     $ 9,653,692.37*      63,818     $ 787,477       84,104         $  1,047,300


      Flag B           124,181       1,463,859.00       15,254       187,401       26,509              302,223
                       ________    ______________     ________      ________    _________          ___________



                       931,506    $ 11,117,551.37*      79,072     $ 974,878      110,613         $  1,349,523

     * Includes front-end sales commissions of $224,818.37 on Class A Shares



Computation of fee: $ 12,092,429.37 - 1,349,523 = $10,742,906.37 Divided by 3,300
                                                  ==============

                  Fee Required     $       3,255.43
                                   ================




















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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299


   February 19, 1997


   Flag Investors Real Estate Securities Fund, Inc.
   One South Street
   Baltimore, MD 21202

   Re:         Rule 24f-2 Notice for Flag Investors
               Real Estate Securities Fund, Inc. (the "Fund")
               (File Nos. 33-78648 and 811-8500)

   Gentlemen:

   Flag Investors Real Estate Securities Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland.
   The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1996, the registration of which is made definite by the filing of the attached Notice.

   We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value $.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

               We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


                                        Very truly yours,



   /s/ Morgan, Lewis & Bockius LLP

   cc:  Mr. Joseph A. Finelli


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